Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 15. Fair Value Measurements
The Company determines fair value measurements used in its consolidated financial statements based upon the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels, with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Observable inputs, which include unadjusted quoted prices in active markets for identical instruments.

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Level 2: Observable inputs other than Level 1 inputs, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

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Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As of December 31, 2021 and December 31, 2020, respectively, the recorded values of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses and deferred revenue approximate their fair values due to the short-term nature of these items.

The Company’s term loan and revolving line of credit are Level 2 fair value measures which have variable interest rates and, as of December 31, 2021 and December 31, 2020, the recorded amounts approximate fair value. The Company utilizes the market approach valuation technique based on interest rates that are currently available to the Company for issuance of debt with similar terms or maturities.
Fair value measurement of share-based financial liabilities
The Company determined the fair value of the Public Warrant liability using Level 1 inputs.
The Company determined the fair value of the Private Placement Warrant liability using the price of the Public Warrants as a Level 2 input.
The Company determined the fair value of the Earnout Shares liability and Vesting Shares liability using Level 3 inputs. The contingent common shares contain specific market conditions to determine whether the shares vest based on the Company’s common stock price over a specified measurement period. Given the path-dependent nature of the requirement in which the shares are earned, a Monte-Carlo simulation was used to estimate the fair value of the liability. The Company’s common stock price was simulated to each measurement period based on the above methodology. In each iteration, the simulated stock price was compared to the conditions under which the shares vest. In iterations where the stock price corresponded to shares vesting, the future value of the vesting shares was discounted back to present value. The fair value of the liability was estimated based on the average of all iterations of the simulation.
Inherent in a Monte Carlo valuation model are assumptions related to expected stock-price volatility, expected term, risk-free interest rate and dividend yield. The Company estimates the volatility based on the historical volatility of certain guideline companies as of the valuation date. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected term of the Earnout Shares and Vesting Shares. The dividend yield percentage is zero based on the Company’s current expectations related to the payment of dividends during the expected term of the Earnout Shares or Vesting Shares.
The key inputs into the Monte Carlo option pricing model were as follows as of the Closing Date and December 31, 2021 for the respective Level 3 instruments:

	Earnout Shares		Vesting Shares
	June 16, 2021	December 31, 2021	June 16, 2021	December 31, 2021
Risk-free interest rate	1.56%	1.50%	1.56%	1.50%
Volatility	39.03%	44.86%	39.03%	44.86%
Dividend yield	—%	—%	—%	—%
Expected term (years)	10.0	9.5	10.0	9.5
Share price	$10.28	$3.39	$10.28	$3.39
The following table presents the changes in the fair value for the respective Level 3 instruments, since the Closing Date of the Business Combination, that is recognized in change in fair value of contingent common shares liability in the consolidated statements of operations for the respective periods (in thousands):

	Earnout Shares Liability	Vesting Shares Liability
Fair value as of Business Combination, June 16, 2021	$140,000	$80,500
Changes in fair value	(111,200)	(63,940)

Fair value as of December 31, 2021	$28,800	$16,560